SECURED PROMISSORY NOTE - Global Ichiban Secured Promissory Notes - Additional Information (Details) - USD ($)				3 Months Ended	12 Months Ended
	Dec. 09, 2020	Sep. 09, 2020	Nov. 30, 2017	Mar. 03, 2019	Dec. 31, 2020	Aug. 02, 2019	Jan. 01, 2019	Dec. 31, 2018
Secured Promissory Note [Line Items]
Average VWAP for redemption					85.00%
Measurement period after conversion date					5 days
Conversion price (in dollars per share)					$ 2.00
Stated interest rate					12.00%
Default interest rate						10.50%
Principal Converted	$ 600,000
Common Shares Issued	872,093,023
G I Exchange Agreement
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding		$ 6,400,000
Agreement Entered Date		Sep. 09, 2020
Repurchase amount		$ 6,313,387
Debt Instrument Maturity Date		Sep. 30, 2022
Default interest rate		18.00%
Security Agreement
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding			$ 6,400,000
Agreement Entered Date			Nov. 30, 2017
Repurchase amount			$ 6,313,387
Unamortized discount		$ 86,613
Convertible Debt
Secured Promissory Note [Line Items]
Aggregate principal amount of notes outstanding							$ 4,956,745	$ 330,000
Accrued interest expense, noncurrent							$ 1,223,611
Secured Debt | Aggregate Global Ichiban Secured Promissory Notes
Secured Promissory Note [Line Items]
Ownership Of Outstanding Stock Percentage					9.99%
Principal Converted				$ 115,000
Common Shares Issued				9,595,327